Other payables (Tables)	12 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Schedule Of Other payables

	September 30, 2025	September 30, 2024
Opening balance	379	984
Interest accretion	114	490
Foreign exchange	(12)	—
Payment made during the year	(149)	—
Debt extinguishment	—	(1,474)
Recognition of new debt	—	370
Interest accretion on new debt	—	9
Ending balance	332	379
Less: current portion of the provision (included in Trade and other payables)	(23)	(36)
Ending balance of long-term portion	309	343

Schedule Of latest repayment
Year	Amount
2026	132
2027	132
2028	132
2029	132
2030	132
2031	132